CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash Flows From Operating Activities
Net loss		$ 12,208	$ (72,249)	$ (82,425)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation of tangible assets and amortization of intangible assets		140,078	184,689	160,460
Amortization of deferred financing costs		9,090	9,582	9,320
Amortization of deferred revenue, net		(385)	1,903	1,591
Amortization of (premium) discount on mortgage notes payable		(512)	(603)	77
Non-cash straight-line rent		(17,865)	(21,842)	(25,462)
Gain on sale of real estate		(71,763)	(13,356)	0
Loss on extinguishment of debt		3,902	245	5,091
Equity-based compensation		75	144	17
Provision for bad debt		2,228	2,150	2,105
Remeasurement of deferred tax assets		2,966	0	0
Other Noncash Expense		1,168	702	964
Changes in:
Receivables and other assets, net		(1,724)	(23)	(7,404)
Due to affiliates		(2,073)	1,979	2,762
Accrued expenses and other liabilities		(16,948)	9,024	9,870
Net cash provided by operating activities		60,445	102,345	76,966
Cash Flows From Investing Activities
Proceeds from the sale of real estate, net		339,624	22,711	0
Capital expenditures, net of insurance proceeds		(19,729)	(21,151)	(11,411)
Deposits refunded (paid) for real estate investments		0	584	(11,355)
Cash paid for acquisitions, net of deposits		0	0	1,251,343
Net cash provided by (used in) investing activities		319,895	2,144	(1,274,109)
Cash Flows From Financing Activities
Principal payments of mortgage notes payable		(26,946)	(16,240)	(15,599)
Repayments of mortgage notes payable		(204,730)	(13,725)	(304,484)
Payment of exit fee on extinguishment of debt		(3,264)	(189)	(1,499)
Payment of common stock dividend		(85,432)	(85,412)	(70,318)
Repurchase of common stock		0	(30,913)	(10,273)
Payment of deferred financing costs		0	0	(13,065)
Proceeds from mortgage notes payable		0	0	1,248,252
Purchase of interest rate caps		0	0	(1,247)
Proceeds from issuance of common stock and exercise of options		0	0	276,569
Costs related to issuance of common stock		0	0	(10,056)
Net cash (used in) provided by financing activities		(320,372)	(146,479)	1,098,280
Net increase (decrease) in cash, cash equivalents and restricted cash		59,968	(41,990)	(98,863)
Cash, cash equivalents and restricted cash, beginning of year		97,517	139,507	238,370
Cash, cash equivalents and restricted cash, end of year		157,485	97,517	139,507
Supplemental Disclosure of Cash Flow Information
Cash paid during the year for interest expense		85,373	82,557	62,870
Cash paid during the year for income taxes		274	266	190
Supplemental Schedule of Non-Cash Investing and Financing Activities
Issuance of common stock and exercise of options		214	139	316
Other liabilities assumed with acquisitions		0	0	651
Reconciliation of Cash, Cash Equivalents and Restricted Cash
Cash and cash equivalents		58,048	116,881	226,377
Restricted cash	[1]	39,469	22,626	11,993
Cash, cash equivalents and restricted cash, beginning of year		97,517	139,507	238,370
Cash and cash equivalents		137,327	58,048	116,881
Restricted cash	[1]	20,158	39,469	22,626
Cash, cash equivalents and restricted cash, end of year		$ 157,485	$ 97,517	$ 139,507

[1]	Consists of (i) amounts held by lenders in tax, insurance, replacement reserve and other escrow accounts and (ii) security deposits and is included in “Receivables and other assets, net” in the Consolidated Balance Sheets.